Note 2 - Receivables, Net (Details Textual) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable Net Current [Abstract]
Expected Customer Settlements in Lieu of Cash Payments	$ 28	$ 31